Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Grants receivable	$ 804,152
Advance payments received	$ 935,817
Tax positions, description	More than 50% likely of being realized upon ultimate settlement.
Property and equipment, description	The Company capitalizes all furniture and equipment with cost greater than $1,000 and benefiting more than one accounting period in the period purchased.
Recognized impairment losses	$ (74,483)	$ (173,500)
Employee Stock Option [Member]
Summary of Significant Accounting Policies (Textual)
Stock-based compensation expense	127,247	0
Directors and Consultants [Member]
Summary of Significant Accounting Policies (Textual)
Stock-based compensation expense	319,057	82,284
Affiliates [Member]
Summary of Significant Accounting Policies (Textual)
Stock-based compensation expense	0	252
Non-Employees [Member]
Summary of Significant Accounting Policies (Textual)
Stock-based compensation expense	$ 610,893	$ 171,500
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Project costs in grants percentage	50.00%
Useful lives of acquired intangibles	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Project costs in grants percentage	100.00%
Useful lives of acquired intangibles	19 years